GENERAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure o fGENERAL INFORMATION [Abstract]
Disclosure of subsidiaries [text block]
China Ceramics and its subsidiaries’ (the “Company”) corporate structure as of December 31, 2017 is as follows:

		Nominal value of
	Place and date of	issued ordinary		Percentage of
	incorporation or	share		equity
	establishment/	/registered		attributable to the
Name	operations	capital		Company		Principal activities
				Direct	Indirect
Success Winner Limited	British Virgin Islands, May 29, 2009	US$	1	100	-	Investment holding

Stand Best Creation Limited	Hong Kong, January 17, 2008	HKD	10,000	-	100	Investment holding

Jinjiang Hengda Ceramics Co., Ltd. (note 1)	PRC, September 30, 1993	RMB	288,880,000	-	100	Manufacture and sale of ceramic tiles

Jiangxi Hengdali Ceramic Materials Co., Ltd. (note 1)	PRC, May 4, 2008	RMB	55,880,000	-	100	Manufacture and sale of ceramic tiles

Fujian Province Hengdali Building Materials Co., Ltd (note 2)	PRC, September 17,2013	RMB	1,000,000	-	100	Sale of building and decoration materials

Vast Elite Limited (note 1)	Hong Kong, September 22, 2017	HKD	1	-	100	Trading of building material